SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2025
Segment Reporting [Abstract]
SEGMENT INFORMATION
NOTE 15 -          SEGMENT INFORMATION

Segment Activities

TAT operates under four segments: (i) Original equipment manufacturing (“OEM”) of heat transfer solutions and aviation accessories mainly through our Kiryat Gat facility; (ii) MRO services for heat transfer components and OEM of heat transfer solutions through Limco ; (iii) MRO services for aviation components (mainly APU and LG) through Piedmont; and (iv) Overhaul and coating of jet engine components through Turbochrome.

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OEM of heat transfer solutions and aviation accessories primarily include the design, development and manufacture of (i) broad range of heat transfer solutions, such as pre-coolers heat exchangers and oil/fuel hydraulic heat exchangers, used in mechanical and electronic systems on board of commercial, military and business aircraft; (ii) environmental control and power electronics cooling systems installed on board aircraft in and ground applications; and (iii) a variety of other mechanical aircraft accessories and systems such as pumps, valves, and turbine power units.

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MRO Services for heat transfer components and OEM of heat transfer solutions primarily include the MRO of heat transfer components and to a lesser extent, the manufacturing of certain heat transfer solutions. TAT’s Limco subsidiary operates an FAA-certified repair station, which provides heat transfer MRO services for airlines, air cargo carriers, maintenance service centers and the military.

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MRO services for aviation components include the MRO of APUs, landing gears and other aircraft components, as well as APU lease activity. TAT’s Piedmont subsidiary operates an FAA-certified repair station, which provides aircraft component MRO services for airlines, air cargo carriers, maintenance service centers and the military.

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TAT’s activities in the area of overhaul and coating of jet engine components includes the overhaul and coating of jet engine components, including turbine vanes and blades, fan blades, variable inlet guide vanes and afterburner flaps.

The Group’s chief operating decision-maker ("CODM") is the CEO of the Company. The CODM evaluate segment performance and allocate the Company’s resources, the CODM uses segment measures of revenue, gross profit, operating income and total assets. The CODM reviews budget-to-actual variances of both profit measures on a monthly basis when making decisions about allocation of the Company’s resources to the segments.

Segments statement operations disclosure

The following financial information is the information that CODM uses for analyzing the segment results. The following financial information is a summary of the operating income of each operational segment:

	Year ended December 31, 2025
	OEM of Heat Transfer Solutions and Aviation Accessories	MRO Services for heat transfer components and OEM of heat transfer solutions	MRO services for Aviation Components and Lease	Overhaul and coating of jet engine components	Elimination of inter-Company sales	Consolidated

Revenues external	$40,906	$42,774	$85,234	$9,101	$-	$178,015
Revenues internal	497	1,674	-	-	(2,171)	-

Cost of revenues	28,608	33,174	69,628	4,828	(2,321)	133,917
Gross profit	12,795	11,274	15,606	4,273	150	44,098

Research and development	673	663	-	48	-	1,384
Selling and marketing	2,361	2,112	3,520	583	-	8,576
General and administrative	4,845	3,557	6,460	868	-	15,730
Other segment expenses (income)*	-	-	(404)	-	-	(404)

Operating income	$4,916	$4,942	$6,030	$2,774	$150	18,812

Financial expenses, net						(1,335)

Income before provision for income taxes						$17,477

	Year ended December 31, 2024
	OEM of Heat Transfer Solutions and Aviation Accessories	MRO Services for heat transfer components and OEM of heat transfer solutions	MRO services for Aviation Components and Lease	Overhaul and coating of jet engine components	Elimination of inter-Company sales	Consolidated

Revenues external	$36,466	$40,783	$67,475	$7,392	$-	$152,116
Revenues internal	-	3,080	-	-	(3,080)	-

Cost of revenues	24,965	35,978	56,798	4,823	(3,462)	119,102
Gross profit	11,501	7,885	10,677	2,569	382	33,014

Research and development	481	582	-	185	-	1,248
Selling and marketing	2,300	2,039	2,968	439	-	7,746
General and administrative	3,291	3,271	4,880	459	-	11,901
Other segment expenses (income)*	-	5	* (388)	(415)	415	(383)

Operating income	$5,429	$1,988	$3,217	$1,901	$(33)	12,502

Financial expenses, net						(1,949)

Income before provision for income taxes						$10,553

*Gain profit from fixed asset sales

	Year ended December 31, 2023
	OEM of Heat Transfer Solutions and Aviation Accessories	MRO Services for heat transfer components and OEM of heat transfer solutions	MRO services for Aviation Components and Lease	Overhaul and coating of jet engine components	Elimination of inter-Company sales	Consolidated

Revenues external	$27,555	$28,625	$50,760	$6,854	$-	$113,794
Revenues internal	-	4,370	-	-	(4,370)	-

Cost of revenues	20,193	30,176	41,788	4,110	(4,941)	91,326
Gross profit	7,362	2,819	8,972	2,744	571	22,468

Research and development	159	177	268	111	-	715
Selling and marketing	1,618	1,539	2,040	326	-	5,523
General and administrative	2,772	3,436	3,555	825	-	10,588
Other segment expenses (income)	9	(3)	*(439)	(423)	423	(433)

Operating income	$2,804	$(2,330)	$3,548	$1,905	$148	6,075

Financial expenses, net						(1,330)

Income before provision for income taxes						$4,745

*Gain profit from fixed asset sales

The following financial information identifies the assets, depreciation and amortization, and capital expenditures to segments:

	Year ended December 31, 2025
	OEM of Heat Transfer Solutions and Aviation Accessories	MRO Services for heat transfer components and OEM of heat transfer solutions	MRO services for Aviation Components and Lease	Overhaul and coating of jet engine components	Amounts not allocated to segments	Consolidated

Total assets	$78,541	$45,305	$93,473	$10,321	$(911)	$226,729
Depreciation and amortization	905	1,107	2,894	356	(161)	5,101
Expenditure for segment assets	3,179	839	7,180	225	-	11,423

	Year ended December 31, 2024
	OEM of Heat Transfer Solutions and Aviation Accessories	MRO Services for heat transfer components and OEM of heat transfer solutions	MRO services for Aviation Components and Lease	Overhaul and coating of jet engine components	Amounts not allocated to segments	Consolidated

Total assets	$33,726	$40,698	$80,014	$10,182	(1,258)	$163,362
Depreciation and amortization	642	1,040	3,412	388	(27)	5,455
Expenditure for segment assets	1,972	1,124	1,347	683	-	5,126